Revenue Recognition (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Contract liabilities	$ 11,824	$ 27,156
Recognized revenues	16,535
Provision for returns	$ 2,238	$ 1,759